Equity (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Shareholders Equity [Line Items]
Schedule of Movements in Shares as Result of Merger

Changes in the number of Enel Chile’s shares as a result of the abovementioned corporate reorganization process are detailed as follows:

Number of outstanding shares of Enel Chile prior to the reorganization			49,092,772,762

	Number of shares	Ratio for exchange of shares	Number of shares
Public Tender Offer Shares of Enel Generation (1):
Purchased shares - national market	2,582,336,287	2.88	7,432,144,598
Purchased shares - ADS	170,759,880	2.88	491,455,472
Total Public Tender Offer for Shares	2,753,096,167		7,923,600,070

Enel Chile Preemtive right shares (2):
Shares paid for by shareholders	47,860,124		47,860,124
Total Preemtive Rights	47,860,124		47,860,124

Merger with EGPL (3):
Shares issued to Enel SpA	827,205,371	15.8	13,069,844,862
Total Merger with EGPL	827,205,371		13,069,844,862

Repurchase of shares (4):
Withdrawal Rights exercised by minority shareholders of Enel Chile	(967,520,598)		(967,520,598)
Total repurchase of shares	(967,520,598)		(967,520,598)

Number of issued shares in Enel Chile after merger			69,166,557,220

Total number of shares issued			70,134,077,818
Total number of treasury shares			(967,520,598)
Number of issued shares in Enel Chile after merger			69,166,557,220

(1) The total amount for the issuance of these new shares was ThCh$649,730,695.

(2) The payment made by the minority shareholders of Enel Chile was ThUS$3,924,530.

(3) The valuation of the capital increase due to the merger was ThCh$1,071,727,279.

(4) The total amount paid for the repurchase of shares was ThCh$72,388,009.

Summary of Dividends Paid

Dividends

Dividend No.	Type of Dividend	Agreement date	Payment Date	Total Amount M$	Pesos per Share	Charged to Fiscal
4	Interim	12-20-2017	01-26-2018	37,134,944	0.75642	2017
5	Final	04-25-2018	05-18-2018	155,025,509	2.24134	2017
6	Interim	11-29-2018	01-25-2019	31,288,371	0.45236	2018
7	Final	04-29-2019	05-17-2019	185,737,592	2.68537	2018
8	Interim	11-26-2019	01-31-2020	30,933,437	0.44723	2019
9	Final	04-29-2020	05-27-2020	146,758,726	2.12182	2019
9	Eventual	04-29-2020	05-27-2020	114,883,119	1.66096	(1)

On April 29, 2020, the distribution of the obligatory minimum dividend (final dividend No. 9) was agreed upon, with charge to the profit for 2019. Additionally, and to offset the resulting impairment of the subsidiary Enel Generación Chile in 2019 (see Note 16.c.iv, Development during 2019), the distribution of a provisional dividend (No. 9) was approved with charge to the retained earnings for previous years.

Summary of Foreign Currency Translation Differences Attributable to Shareholders

The detail by company of the translation differences attributable to owners of the Group, of the consolidated statement of financial position as of December 31, 2020, 2019 and 2018, is as follows:

	For the years ended December 31,
	12-31-2020	12-31-2019	12-31-2018
Reserves for Accumulated Currency Translation Differences	ThCh$	ThCh$	ThCh$
Enel Generación Chile S.A.	(7,746,933)	(3,292,629)	302,222
GNL Chile S.A.	907,869	1,022,047	900,483
Grupo Enel Green Power Chile	110,921,404	168,387,151	100,452,131
Enel AMPCI Ebus Chile SpA	(432,247)	—	—
TOTAL	103,650,093	166,116,569	101,654,836

Summary of Other Reserves Within Equity

Other reserves for the years ended December 31, 2020 and 2019, are as follows:

	01.01.2020	2020 Changes	12-31-2020
Detail of other reserves	ThCh$	ThCh$	ThCh$
Exchange differences on translation	166,116,569	(62,466,476)	103,650,093
Cash flow hedges	(291,006,520)	188,060,425	(102,946,095)
Financial assets at fair value with changes in other comprehensive income	8,384	(6,601)	1,783
Other miscellaneous reserves	(2,280,627,568)	2,296,302	(2,278,331,266)
TOTAL	(2,405,509,135)	127,883,650	(2,277,625,485)

	01.01.2019	2019 Changes	12-31-2019
Detail of other reserves	ThCh$	ThCh$	ThCh$
Exchange differences on translation	101,654,836	64,461,733	166,116,569
Cash flow hedges	(191,870,545)	(99,135,975)	(291,006,520)
Financial assets at fair value with changes in other comprehensive income	11,041	(2,657)	8,384
Other miscellaneous reserves	(2,285,467,896)	4,840,328	(2,280,627,568)
TOTAL	(2,375,672,564)	(29,836,571)	(2,405,509,135)

	01.01.2018	2018 Changes	12-31-2018
Detail of other reserves	ThCh$	ThCh$	ThCh$
Exchange differences on translation	6,976,383	94,678,453	101,654,836
Cash flow hedges	(32,849,736)	(159,020,809)	(191,870,545)
Financial assets at fair value with changes in other comprehensive income	11,284	(243)	11,041
Other miscellaneous reserves	(971,468,479)	(1,313,999,417)	(2,285,467,896)
TOTAL	(997,330,548)	(1,378,342,016)	(2,375,672,564)

a)

Reserves for exchange differences on translation: These reserves arise primarily from exchange differences relating to the translation of financial statements of the Company’s consolidated entities with functional currencies other than the Chilean peso (see Note 2.7.3).

b)	Cash flow hedge reserves: These reserves represent the cumulative effective portion of gains and losses on cash flow hedges (see Note 3.g.5 and 3.h).

c)	Other miscellaneous reserves:

Summary of Non-controlling Interests

The detail of non-controlling interests as of December 31, 2020, 2019 and 2018, is as follows:

		Non-controlling Interests
		Equity			Profit (Loss)
	12-31-2020	12-31-2020	12-31-2019	2020	2019	2018
Companies	%	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Enel Distribución Chile S.A.	0,91%	8,188,827	7,691,319	749,261	1,079,941	1,112,709
Enel Generación Chile S.A.	6,45%	111,567,532	126,700,973	(10,006,037)	12,667,880	42,883,953
Empresa Eléctrica Pehuenche S.A.	7,35%	10,113,358	10,079,858	6,403,829	6,241,062	6,885,422
Sociedad AgrÍcola de Cameros Ltda.	42,50%	2,068,169	1,837,612	230,557	(504,550)	(254,604)
Geotermica del Norte SA	15,41%	55,283,359	57,871,809	645,440	(264,158)	(187,989)
Empresa Nacional de Geotermia SA	49,00%	11,134	995,614	(515,293)	(74,963)	41,780
Parque Eolico Talinay Oriente SA	39,09%	55,283,519	57,586,860	945,454	868,127	662,374
Others		(157,189)	(178,379)	20,267	(73,726)	(5,825)
TOTAL		242,358,709	262,585,666	(1,526,522)	19,939,613	51,137,820

Other Miscellaneous Reserves [Member]
Disclosure Of Shareholders Equity [Line Items]
Summary of Other Reserves Within Equity

The main items and their effects are the following:

	For the years ended
	2020	2019	2018
Other Miscellaneous Reserves	ThCh$	ThCh$	ThCh$
Company restructuring reserve ("Division") (i)	(534,057,733)	(534,057,733)	(534,057,733)
Reserve for transition to IFRS (ii)	(457,221,836)	(457,221,836)	(457,221,836)
Reserve for subsidiaries transactions (iii)	12,502,494	12,502,494	12,502,494
Reserves for Tender Offer of Enel Generation “Reorganization of Renewable Assets” (iv)	(910,437,224)	(910,437,224)	(910,437,224)
Reserves “Reorganization of Renewable Assets” (v)	(407,354,462)	(407,354,462)	(407,354,462)
Argentine hyperinflation (vi)	11,216,652	8,939,332	3,508,753
Other miscellaneous reserves (vii)	7,020,843	7,001,861	7,592,112
TOTAL	(2,278,331,266)	(2,280,627,568)	(2,285,467,896)

i)

Corporate restructuring reserve (Division): This represents the effect generated by the corporate reorganization of Enersis S.A. (currently Enel Américas), concluded in 2016, by which the company divided its businesses between Chile and the rest of South America. The new company was called Enersis Chile (now Enel Chile), and was assigned the equity corresponding to the related business in Chile.

ii)

Reserves for transition to IFRS: In compliance with the provisions of Circular No. 456 by the Financial Market Commission, the price-level restatement of accumulated paid-in capital has been incorporated in this category from the date of the Company’s transition to IFRS, i.e., January 1, 2004, through December 1, 2008.

iii)	Reserves for business combinations: These represent the effect generated by the purchases of interest under common control.

iv)

"Reorganization of Renewable Assets” Enel Generación Chile Takeover Reserve: This represents the difference between the carrying amount of non-controlling interest acquired as part of the tender offer aimed at acquiring all shares issued by the subsidiary Enel Generación Chile (see Note 5.i).

v)

"Reorganization of Renewable Assets” Reserve: This corresponds to the reserve constituted by the merger between Enel Green Power Latin América and Enel Chile on April 2, 2018. It represents the recognition of the difference produced by the capital increase in Enel Chile (corresponding to the market value of interest in Enel Green Power Chile and subsidiaries) and the carrying amount of Enel Green Power Latin América's equity that was incorporated under share capital in the net equity distributable to the owners of Enel Chile, as a result of the merger.

vi)

Hyperinflation in Argentina: This corresponds to the calculated effect of the application of IAS 29 “Financial Reporting in Hyperinflationary Economies” on the branch held by the Enel Generación Chile Group in Argentina (see Note 2.9).

vii)	Other miscellaneous reserves This reserve derives from transactions performed in prior years.